Schedule H, Line 4a, Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 030
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a, Schedule of Delinquent Participant Contributions
Textron Savings Plan
Employer Identification Number 05-0315468
Plan Number 030

Schedule H, Line 4a, Schedule of Delinquent Participant Contributions
Year Ended December 31, 2025

Participant Contributions Transferred Late to Plan	Total that Constitutes Nonexempt Prohibited Transaction
Check here if Late Participant Loan Repayments are included: X	Contributions Not Corrected	Contributions Corrected Outside VFCP[1]	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
Participant Contributions	$—	$684	$—	$—
Interest	—	112	—	—
Total	$—	$796	$—	$—

Note:
1.Delinquent participant contributions related to certain pay periods in 2023. The Company has filed a Form 5330 for contributions corrected outside the Voluntary Fiduciary Correction Program (VFCP).